INVESTMENTS - Homeinns and BTG (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Equity method investment disclosures
Equity in income / (loss) of affiliates		$ (10,008,156)	¥ (65,116,066)	¥ 601,883,179	¥ (135,780,312)
Carrying value of investments under equity method	¥ 4,114,199,782		6,068,391,137	¥ 4,114,199,782
BTG
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	22.00%			22.00%
Equity in income / (loss) of affiliates	¥ 1,400,000,000
Homeinns and BTG
Equity method investment disclosures
Carrying value of investments under equity method	¥ 2,500,000,000		¥ 2,600,000,000	¥ 2,500,000,000